Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	20,384,630	4,518,865
Common stock, shares outstanding	20,384,630	4,518,865
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding